Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.09962%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,317,577.88

Principal:
Principal Collections	$14,702,560.76
Prepayments in Full	$6,377,619.93
Liquidation Proceeds	$400,975.75
Recoveries	$91,305.80
Sub Total	$21,572,462.24
Collections	$22,890,040.12

Purchase Amounts:
Purchase Amounts Related to Principal	$171,058.31
Purchase Amounts Related to Interest	$945.70
Sub Total	$172,004.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,062,044.13

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,062,044.13
Servicing Fee	$304,410.00	$304,410.00	$0.00	$0.00	$22,757,634.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,757,634.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,757,634.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,757,634.13
Interest - Class A-3 Notes	$726,183.53	$726,183.53	$0.00	$0.00	$22,031,450.60
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$21,700,200.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,700,200.60
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$21,503,458.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,503,458.60
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$21,361,876.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,361,876.93
Regular Principal Payment	$19,550,823.06	$19,550,823.06	$0.00	$0.00	$1,811,053.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,811,053.87
Residual Released to Depositor	$0.00	$1,811,053.87	$0.00	$0.00	$0.00
Total		$23,062,044.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,550,823.06
Total					$19,550,823.06

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,550,823.06	$42.47	$726,183.53	$1.58	$20,277,006.59	$44.05
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$19,550,823.06	$14.86	$1,395,757.20	$1.06	$20,946,580.26	$15.92

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$165,354,884.44	0.3592016	$145,804,061.38	0.3167312
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$306,134,884.44	0.2326642	$286,584,061.38	0.2178055

Pool Information
Weighted Average APR	4.350%	4.383%
Weighted Average Remaining Term	30.69	30.01
Number of Receivables Outstanding	20,616	19,826
Pool Balance	$365,291,997.39	$343,273,318.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$333,982,681.27	$314,101,578.02
Pool Factor	0.2482816	0.2333160

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$29,171,740.18
Targeted Overcollateralization Amount	$56,689,256.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,689,256.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$366,464.44
(Recoveries)		78	$91,305.80
Net Loss for Current Collection Period			$275,158.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9039%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2187%
Second Prior Collection Period			0.3590%
Prior Collection Period			0.6411%
Current Collection Period			0.9320%
Four Month Average (Current and Prior Three Collection Periods)			0.4283%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,214	$12,046,111.14
(Cumulative Recoveries)			$2,150,451.48
Cumulative Net Loss for All Collection Periods			$9,895,659.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6726%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,440.88
Average Net Loss for Receivables that have experienced a Realized Loss			$4,469.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.75%	227	$6,021,570.87
61-90 Days Delinquent	0.31%	41	$1,048,200.61
91-120 Days Delinquent	0.07%	12	$254,763.64
Over 120 Days Delinquent	0.29%	32	$985,632.42
Total Delinquent Receivables	2.42%	312	$8,310,167.54

Repossession Inventory:
Repossessed in the Current Collection Period		17	$381,796.02
Total Repossessed Inventory		27	$651,834.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3747%
Prior Collection Period			0.4608%
Current Collection Period			0.4287%
Three Month Average			0.4214%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6667%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$1,998,307.49
2 Months Extended	130	$3,573,200.13
3+ Months Extended	16	$399,785.61

Total Receivables Extended	223	$5,971,293.23
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer